SHARE CAPITAL AND SHARE-BASED PAYMENTS - Activity of Outstanding Units Other than Options (Details) - shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Deferred Share Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding, January 1	535,579,000	439,136,000
Granted (in units)	73,184,000	96,443,000
Outstanding, December 31	608,763,000	535,579,000
Restricted Share Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding, January 1	704,055,000	640,077,000
Granted (in units)	242,565,000	409,279,000
Redeemed / Settled (in units)	(313,003,000)	(244,982,000)
Forfeited (in units)	(92,611,000)	(100,319,000)
Outstanding, December 31	541,006,000	704,055,000
Performance Share Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding, January 1	524,550,000	413,150,000
Granted (in units)	159,850,000	276,000,000
Redeemed / Settled (in units)	(190,000,000)	(125,950,000)
Forfeited (in units)	(102,968,000)	(38,650,000)
Outstanding, December 31	391,432,000	524,550,000